Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule Of Revenue By Activity
Revenue Disaggregation Analysis by Activity

	Six months ended June 30,
$000s	2022	2021
Seajacks business:*
Time charter revenue	$41,606	$—
Service revenue	32,651	—
Project revenue	7,291	—
Construction supervision revenue	1,982	—
Total Seajacks revenue	83,530	—
Dry bulk business (sold) ** and Other	190	97,480
Total revenues	$83,720	$97,480

*post-acquisition
** business exit completed by July 2021

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area	Disaggregation of Seajacks Revenue
The following table disaggregates the Company’s revenue geographically, as it believes it best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors. Revenue attribution is determined by location of project.

$000s	Six months ended June 30,
Geographical analysis:	2022
Asia:
Japan	21,838
Taiwan	47,416
Total Asia	69,254
Europe:
Germany	4,966
Netherlands	5,328
UK	2,000
Total Europe	12,294
USA	1,982
Total Seajacks Revenue	$83,530